Summary of Material Accounting Policies - Interest-bearing borrowings (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Vessels' cost
Property, plant and equipment
Vessels pledged as collateral	$ 922,117,179	$ 702,526,997